Stockholders' Equity and Members' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stockholders' Equity and Members' Equity
Stockholders' Equity and Members' Equity

Note 7 — Stockholders’ Equity and Members’ Equity

Stockholders’ Equity

The Company is authorized to issue 500,000,000 shares of common stock with a par value of $0.001 per share and 100,000,000 shares of preferred stock with a par value of $0.001 per share. Holders of our common stock are entitled to one vote for each share. As of June 30, 2020 and December 31, 2019, there were 132,231,184 and 132,015,635 shares of common stock issued and outstanding, respectively, and no shares of preferred stock issued and outstanding.

As of June 30, 2020 and December 31, 2019 there were 41.7 million Public Warrants and 5.2 million warrants outstanding to acquire one share of our common stock at a price of $11.50 per share outstanding (the “Private Warrants”). In the aggregate, we have outstanding warrants to purchase approximately 15.6 million shares of common stock at a price of $11.50 per whole share.

The liability for the Optional Subscription was $2.3 million as of June 30, 2020 and $5.5 million as of December 31, 2019 and is included in accounts payable and accrued liabilities. Descriptions of the warrants and the Optional Subscription Liability can be found in Note 7 of our audited consolidated financial statements included in our Annual Report on Form 10-K filed on March 16, 2020 with the SEC.

The fair value of the Optional Subscription Liability was estimated using a lattice model in accordance with ASC 820, Fair Value, using the assumptions noted below in the following table. Expected volatility is based on the historical volatility of a peer group of public companies. The risk-free interest rate is based on the US Treasury Constant Maturity curve, commensurate with the time to expiry of warrants.

	As of June 30, 2020	As of December 31, 2019
Expected volatility	64.0%	13.0%
Expected dividend yield	7.6%	7.3%
Expected life (in years)	0.4	0.9
Risk-free interest rate	0.2%	1.6%

Earnings per Share

We present both basic and diluted earnings per share (“EPS”) amounts in our condensed consolidated financial statements. Basic EPS excludes dilution and is computed by dividing income available to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted EPS reflects the maximum potential dilution that could occur from our outstanding warrants and restricted stock units. We consider two ways to measure dilution to earnings per share: (a) calculate the net number of shares that would be issued assuming any related proceeds are used to buy back outstanding shares (the treasury stock method), or (b) assume the gross number of shares are issued and calculate any related effects on net income available for shareholders, considering participating securities, such as certain unvested restricted stock units which are entitled to nonforfeitable dividends rights (the two-class method). For the period presented within these unaudited condensed consolidated financial statements, the two-class method was deemed to be insignificant. In accordance with GAAP, our policy is to apply the more dilutive methodology upon issuance of such instruments. The table below presents the computation of basic and diluted net income per share of common stock for the three and six months ended June 30, 2020.

	Three Months Ended	Six Months Ended
(dollars in thousands, except share and per share data):	June 30, 2020	June 30, 2020
Basic Earnings
Net income and Basic Earnings	$19,759	$47,038

Diluted Earnings
Net income and Diluted Earnings	$19,759	$47,038
Number of Shares:
Basic weighted-average shares of common stock outstanding	132,165,005	132,120,290
Shares for warrants and restricted stock units	—	—
Diluted weighted-average shares of common stock outstanding (1)	132,165,005	132,120,290
Earnings Per Share Attributable to common stockholders
Basic	$0.15	$0.36
Diluted	$0.15	$0.36
(1)	We exclude anti-dilutive shares from calculation of weighted-average shares for diluted earnings per share. There were 15.6 million shares related to the Public and Private Warrants and 353,364 shares of unvested restricted stock awards, which are not included in the above calculation of diluted earnings per share because in doing so they would be anti-dilutive.

Members’ Equity (Predecessor)

Members’ Equity is presented on a consolidated basis for the Predecessor Company Group, which includes the consolidated preferred units for the Predecessor Companies and the total consolidated Class A and Class P units for the Predecessor Management Companies. The applicable Predecessor Management Company was the sole common unit holder of the Predecessor Company it managed, and, therefore all common units have been eliminated in the preparation of the condensed consolidated Predecessor Company Group financial statements, as they represent intra-entity balances between entities within the consolidated Predecessor Company Group.

Earnings Per Unit (Predecessor)

We determined that earnings per unit would not be meaningful to the users of these financial statements for the Predecessor period.

Note 7 — Stockholders’ Equity and Members’ Equity

Stockholders’ Equity (Successor)

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock with a par value of $0.001 per share and 100,000,000 shares of preferred stock with a par value of $0.001 per share. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2019, there were 132,015,635 shares of common stock issued and outstanding and no shares of preferred stock issued and outstanding.

PIPE Investment

In connection with, but prior to, the Business Combination and concurrently with the execution of the Merger Agreement, the Company entered into certain subscription agreements (the “PIPE Subscription Agreements”) with Farallon Capital Partners, L.P., Farallon Capital Institutional Partners, L.P., Farallon Capital Institutional Partners II, L.P., Farallon Capital Institutional Partners III, L.P., Four Crossings Institutional Partners V, L.P., and Farallon Capital (AM) Investors, L.P., each an entity affiliated with Farallon Capital Management, L.L.C. (collectively, the “Farallon Entities”), for a private placement (the “PIPE Investment”) of the Company common stock. Pursuant to the PIPE Subscription Agreements, the Company issued and sold to the Farallon Entities $75.0 million of shares of the Company common stock in the aggregate at a price per share equal to the reference price of approximately $10.45 (the “Reference Price”) immediately prior to the consummation of the Business Combination. The PIPE Investment was conditioned on the substantially concurrent closing of the Mergers and other customary closing conditions.

Warrants

Warrant Exchange and Company Warrants:

In connection with, but prior to, the Business Combination, warrant holders that held public warrants of Trinity (the “Trinity Public Warrants”) and private warrants of Trinity (the “Trinity Private Placement Warrants” and, together with the Trinity Public Warrants, the “Trinity Warrants”) approved an amendment (the “Initial Warrant Amendment”) to the terms of Trinity’s warrant agreement (the “Warrant Agreement”). Upon the completion of the Business Combination, (i) the anti-dilution provisions contained in the Warrant Agreement relating to the payment of cash dividends and applicable to both the Trinity Public Warrants and the Trinity Private Placement Warrants were amended; (ii) each of the outstanding Trinity Public Warrants, which entitled the holder thereof to purchase one share of Trinity’s Class A common stock, par value $0.0001 per share (the “Trinity Class A Common Stock”), at an exercise price of $11.50 per share, became exercisable for one-quarter of one share of the Company’s common stock at an exercise price of $2.875 per one-quarter share ($11.50 per whole share), and (iii) each holder of a Trinity Public Warrant received, for each such Trinity Public Warrant (in exchange for the amendment to cash dividend anti-dilutive provision and reduction in the number of shares for which such Trinity Public Warrants were exercisable), a consent fee of $1.60 for a total payment of $66.7 million which was paid upon completion of the Business Combination.

Upon completion of the Business Combination, each outstanding Trinity Public Warrant automatically converted into an equal number of warrants issued by the Company that are publicly traded (the “Company Public Warrants”) and each outstanding Trinity Private Placement Warrant automatically converted into an equal number of warrants issued by the Company that are privately held (the “Company Private Placement Warrants”) and, together with the Company Public Warrants, the “Company Warrants”), and became exercisable on the same terms as were in effect with respect to such Trinity Public Warrants or Trinity Private Placement Warrants, respectively, immediately prior to the Business Combination, as amended by the Initial Warrant Amendment. Pursuant to the Initial Warrant Amendment, a holder of Trinity Public Warrants may not exercise its Trinity Public Warrants for fractional shares of the Company’s common stock and therefore only four Trinity Public Warrants (or a number of Trinity Public Warrants evenly divisible by four) may be exercised at any given time by the holder of Trinity Public Warrants.

The Company Warrants meet each of the requirements for equity classification.

Farallon PIPE Warrants:

In connection with the PIPE Investment, the Company issued 7.2 million warrants to the Farallon Entities in an amount equal to the number of shares of common stock purchased pursuant to the initial $75.0 million investment with the same terms as the Company Public Warrants (“Farallon PIPE Warrants”) and an expiration date of five years following the Business Combination. The 7.2 million Farallon PIPE Warrants are exercisable for approximately 1.8 million shares of common stock in the aggregate.

The Farallon PIPE Warrants meet each of the requirements for equity classification.

Immediately after the closing of the Business Combination, the Company had 34.5 million Company Public Warrants outstanding, 7.2 million Farallon PIPE Warrants and 5.2 million Company Private Placement Warrants outstanding. The publicly traded warrants are listed on the NYSE American LLC (“NYSE Amex”) under the ticker symbol “BRMK WS.”

As of December 31, 2019, there were 34.5 million Company Public Warrants, 7.2 million Farallon PIPE Warrants and 5.2 million Company Private Placement Warrants outstanding to purchase approximately 15.6 million shares of common stock in the aggregate at a price of $11.50 per share.

Farallon Optional Subscription

Additionally, as part of the PIPE Investment, the Farallon Entities have an option to purchase up to $25 million of additional shares of common stock, which will be exercisable during the 365-day period following the consummation of the Business Combination at the Reference Price (the “Farallon Optional Subscription”). The Farallon Entities are entitled to cash settle, in whole or in part, the exercise of the Farallon Optional Subscription, and therefore, the Farallon Optional Subscription does not meet the requirements for equity classification and is assumed to be settled in cash and therefore classified as a liability in the Company’s consolidated balance sheet. The liability for the Farallon Optional Subscription was $0.6 million as of November 15, 2019 and $5.5 million as of December 31, 2019 and is included in accounts payable and accrued liabilities.

The fair value of the warrant liability was estimated using a lattice model in accordance with ASC 820, Fair Value, using the assumptions noted below in the following table. Expected volatility is based on the historical volatility of a peer group of public companies. The risk-free interest rate is based on the US Treasury Constant Maturity curve, commensurate with the time to expiry of warrants.

	As of November 15, 2019	As of December 31, 2019
Expected volatility	12.0%	13%
Expected dividend yield	11.3%	7.3%
Expected life (in years)	1.0	0.9
Risk-free interest rate	1.6%	1.6%

Earnings per Share

The Company presents both basic and diluted earnings per share (“EPS”) amounts in its consolidated financial statements. Basic EPS excludes dilution and is computed by dividing income available to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted EPS reflects the maximum potential dilution that could occur from the Company’s outstanding warrants and restricted stock units. The Company considers two ways to measure dilution to earnings per share: (a) calculate the net number of shares that would be issued assuming any related proceeds are used to buy back outstanding shares (the treasury stock method), or (b) assume the gross number of shares are issued and calculate any related effects on net income available for shareholders, considering participating securities, such as certain unvested restricted stock units which are entitled to nonforfeitable dividends rights (the two-class method). For the period presented within these consolidated financial statements, the two-class method was deemed to be insignificant. As appropriate, the Company's policy is to apply the more dilutive methodology upon issuance of such instruments. The table below presents the computation of basic and diluted net income per share of common stock for the period from November 15, 2019 through December 31, 2019 (Successor).

Successor
Period from November 15,
(dollars and shares in thousands except per share amounts):	2019 through December 31, 2019
Basic Earnings
Net income and Basic Earnings	$5,313

Diluted Earnings
Net income and Diluted Earnings	$5,313
Number of Shares:
Basic weighted-average shares of common stock outstanding (a)	132,111
Shares for warrants and restricted stock units	388
Diluted weighted-average shares of common stock outstanding (b)	132,499
Earnings Per Share Attributable to common stockholders
Basic	$0.04
Diluted	$0.04
(a)	Basic weighted-average shares of common stock outstanding include approximately 96 thousand restricted stock units which were deemed to be granted on November 15, 2019. Such awards were fully vested when granted and are issuable to the holder for no consideration and therefore were included as outstanding for purposes of calculating the number of basic weighted-average shares of common stock outstanding for the successor period.
(b)	The Company excludes anti-dilutive shares from calculation of weighted-average shares for diluted earnings per share. There were 2.4 million shares related to warrants which have a cash settlement feature at the option of the holder, which are not included in the above calculation of diluted earnings per share because in doing so they were anti-dilutive.

Members’ Equity (Predecessor)

Members’ Equity is presented on a consolidated basis for the Predecessor Company Group, which includes the consolidated preferred units for the Predecessor Companies and the total consolidated Class A and Class P units for the Predecessor Management Companies. The applicable Predecessor Management Company (as defined previously) was the sole common unit holder of the Predecessor Company it managed, and, therefore all common units have been eliminated in the preparation of the consolidated Predecessor Company Group financial statements, as they represent intra-entity balances between entities within the consolidated Predecessor Company Group.

Predecessor Companies

Preferred Units of the Predecessor Companies

Effective with certain of the Predecessor Companies REIT elections, the preferred units were exchanged in a reverse split of one unit for each 100 preferred units outstanding. As of December 31, 2018, there were 6,817,701 preferred units outstanding on a consolidated basis for the four Predecessor Companies. After one year, preferred unit holders were permitted to request redemptions from available cash, subject to the applicable gate and the Predecessor Company’s manager’s sole discretion to establish reserves and to determine cash available for redemptions. All redemption requests made in any calendar quarter were paid from available cash on the first day of the subsequent quarter. The actual redemption amount was equal to the unit value in effect at the time of the redemption payment, multiplied by the number of units redeemed by the member. No new mortgages were funded until all outstanding redemption requests from the previous quarters were met subject to the applicable gate and available cash, with the exception of draws on construction loans, which were funded irrespective of outstanding redemption requests. The preferred unit holders of each Predecessor Company had the right by majority vote to replace the manager.

Preferred unit holders of the Predecessor Companies expected to receive a monthly preferred return, per preferred unit held, determined as of the date the distribution of the preferred return was declared. The preferred return was paid out of the fees and other income received. The preferred return was not guaranteed and was only paid monthly to the extent earned by the Predecessor Companies.

Distributions of the Predecessor Companies

The Predecessor Companies made distributions of available cash at the discretion of the manager; however, generally the Predecessor Companies made distributions of preferred return monthly within 15 days after the last day of the previous month. Distributions, when made, were made to and among the members and manager as follows:

(a)	First, to and among all the members any fee -based income (defined as 20% of the loan fee income received from origination points, late fees and renewal fees);
(b)	Second, to and among the members, pro rata in accordance with their preferred units, the unpaid preferred return (for the current month if any, inclusive of the fee -based income) due to each member as of the date of distribution; and
(c)	Thereafter, after deducting expenses, the distribution of residual earnings was as follows:
(i)	Eighty percent (80%) to the preferred unit holder’s pro rata; and
(ii)	Twenty percent (20%) to the manager.

Earnings Per Unit:

The Company determined that earnings per unit would not be meaningful to the users of these financial statements for the Predecessor period.